CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 946,535	$ (61,924)	$ (745,660)
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	93,009	68,056	62,602
Bad debt (recoveries) provision	(72,480)	75,558	0
Disposal loss of long-lived assets	5,484	0	0
Impairment loss on equipment	0	17,652	0
Right-of-use asset amortization	81,368
Changes in operating assets and liabilities
Accounts receivable	(6,132,590)	(237,358)	71,012
Notes receivable	105,500	(2,633,621)	0
Other receivables	(77,218)	24,247	0
Inventories		59,862	64,569
Income taxes payable	134,220	11,567	(153,213)
Prepayments and other current assets	(138,547)	34,241	25,668
Lease payment liability- current	4,318	0	0
Lease payment liability-non current	(93,269)	0	0
Accounts payable	4,198,587	235,170	(51,701)
Notes payable	1,833,744
Other payable and accrued expenses	(33,664)	188,607	(401,390)
Due from a related party	0	0	57,743
Due to a related party	(9,132)	0	195,148
Long-term deposits	(18,845)	0	0
Net cash provided by (used in) operating activities	827,020	(2,217,943)	(875,222)
Cash flows from investing activities:
Purchase of property and equipment	(134,635)	0	(215,485)
Collection from a related party	0	0	740,255
Collection from third parties		755,581	871,142
Deposit for acquisition	0	0	(740,255)
Net cash (used in) provided by investing activities	(134,635)	755,581	655,657
Cash flows from financing activities:
Repayment to a related party	(50,736)
Repayment to a third party	2,174,399	0	0
Receipt of loan from third parties	0	2,336,547	18,183
Proceeds from share issuance	80,000	0	0
Receipt of loan from a related party	724,800	0	148,045
Payment of shares offering expense	0	(906)	0
Net cash (used in) provided by financing activities	(1,420,335)	2,335,641	166,228
Effect of exchange rate changes on cash and cash equivalents	(5,132)	(28,873)	1,655
Net (decrease) increase in cash and cash equivalents	(733,082)	844,406	(51,682)
Cash and cash equivalents at beginning of year	848,522	4,116	55,798
Cash and cash equivalents at end of year	115,440	848,522	4,116
Supplemental disclosure of cash flow information
Recognition of Right-of-use and Lease payment liability	280,017
Cash paid for interest	86,975	0	0
Cash paid for income taxes	165,647	0	153,213
Non-cash financing activity
Subscription receivable	$ 0	$ (80,000)	$ 0